Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	$ 7,653	$ 11,637
Interest-bearing demand deposits	75,346	39,955
Cash and cash equivalents	82,999	51,592
Available-for-sale securities	146,313	158,067
Loans, net of allowance for loan losses of $3,673 and $5,113 at December 31, 2021 and 2020, respectively	450,699	438,378
Premises and equipment	12,757	13,743
Federal Home Loan Bank stock	3,704	4,177
Foreclosed assets held for sale, net	415	721
Core deposit intangible assets	560	710
Goodwill	682	682
Accrued interest receivable	2,345	2,901
Bank-owned life insurance	18,809	18,109
Other assets	5,173	4,322
Total Assets	724,456	693,402
Deposits
Demand	408,296	376,287
Savings	140,598	122,549
Time	56,242	80,699
Total deposits	605,136	579,535
Securities sold under repurchase agreements	15,701	12,705
Deferred federal income tax	1,681	2,185
Subordinated debentures	23,665	23,604
Interest payable and other liabilities	6,572	7,045
Total liabilities	652,755	625,074
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2021 - 6,053,851 shares, 2020 - 6,046,351 shares; outstanding 2021 - 5,791,853, 2020 - 5,791,853	6,054	6,046
Additional paid-in capital	23,635	23,166
Retained earnings	37,847	32,497
Stock held by deferred compensation plan; 2021 - 172,538 shares, 2020 - 174,905 shares	(1,738)	(1,675)
Unearned ESOP compensation	0	0
Accumulated other comprehensive income	6,964	9,283
Stock held by deferred compensation plan; 2021 - 172,538 shares, 2020 - 174,905 shares	(1,061)	(989)
Total stockholders' equity	71,701	68,328
Total liabilities and stockholders' equity	$ 724,456	$ 693,402